Share Capital (Schedule of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Shares Option
Balance, beginning of year	1,368,000	1,020,000	275,000
Grants	158,000	395,000	1,005,000
Exercised	(140,000)
Forfeited	(214,000)	(47,000)	(260,000)
Balance, end of year	1,172,000	1,368,000	1,020,000
Exercisable, end of year	423,000		10,000
Weighted- Average Exercise Price
Balance, beginning of year	$ 5.30	$ 4.87	$ 7.18
Grants	$ 8.26	$ 7.47	$ 4.76
Exercised	$ 5.40
Forfeited	$ 5.77	$ 7.88	$ 6.87
Balance, end of year	$ 6.36	$ 5.30	$ 4.87
Exercisable, end of year	$ 5.24		$ 12.50